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FOLEY & LARDNER LLP ATTORNEYS AT LAW ONE DETROIT CENTER 500 WOODWARD AVENUE, SUITE 2700 DETROIT, MI 48226-3489 313.234.7100 TEL 313.234.2800 FAX www.foley.com
March 10, 2006

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Mail Stop 4569
Washington, DC 20549-4561

Re:	Registration Statements on Form S-1
CurrencyShares British Pound Sterling Trust (CIK: 0001353611)
CurrencyShares Australian Dollar Trust (CIK: 0001353614)
CurrencyShares Canadian Dollar Trust (CIK: 0001353612)
CurrencyShares Mexican Peso Trust (CIK: 0001353617)
CurrencyShares Swedish Krona Trust (CIK: 0001353616)
CurrencyShares Swiss Franc Trust (CIK: 0001353615)

Ladies and Gentlemen:

On behalf of the six currency trusts referenced above (the "Trusts"), each a separate registrant and all sponsored by Rydex Specialized Products LLC d/b/a Rydex Investments ("Rydex"), today we filed a Form S-1 registration statement for each Trust. We have also filed several of the exhibits to the CurrencyShares British Pound Sterling Trust and none for the other Trusts.

The registration statements for these Trusts are very similar to the Form S-1 filed by the Euro Currency Trust sponsored by Rydex (File No. 333-125581) that was declared effective on December 8, 2005. We believe that these registration statements address all of the relevant comments we received on that registration statement and its amendments from the Staff.

Additionally, as we previously discussed with Mr. Mark Webb, each of the above-named registration statements are substantially identical except for currency-specific information and the description of the interest rates to be paid. Accordingly, to more expeditiously respond to your comments, if any, we propose that only the CurrencyShares British Pound Sterling Trust filing be reviewed at this time. When we have satisfactorily responded to any comments you may have to the CurrencyShares British Pound Sterling Trust Form S-1, we will make conforming changes in the five other Form S-1s and file all exhibits in final form for each Form S-1. We anticipate that all six registration statements will be declared effective concurrently.

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Securities and Exchange Commission
Division of Corporation Finance
March 10, 2006

Once a reviewer is assigned to these registration statements, please have him or her contact the undersigned at (313) 234-7107 or Patrick Daugherty at (313) 234-7103 so we can provide courtesy copies of the filings and discuss our proposed approach with him or her.

Very truly yours, FOLEY & LARDNER LLP By /s/ Yvette M. VanRiper Yvette M. VanRiper

cc:	Mr. Timothy Meyer Mr. Daniel McCabe Mr. J. Stuart Thomas Mr. Patrick Daugherty Mr. George Simon

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